Stock Plans (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 60	$ 130	$ 386	$ 635	$ 678	$ 2,581	$ 1,177
Increase in basic net income (loss) per share					$ (0.01)	$ (0.04)	$ (0.02)
Increase in diluted net income (loss) per share					$ (0.01)	$ (0.04)	$ (0.02)
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	28	52	173	356	378	1,021	371
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expenses	$ 32	$ 78	$ 213	$ 279	$ 300	$ 1,560	$ 806